Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of society senior management
Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011
Alejandro Casaretto	10/15/1952	Regional Agricultural Manager	2008

Schedule of balances with related parties
Item	06.30.2022	06.30.2021
Trade and other receivables	4,167	4,633
Investments in financial assets	234	809
Trade and other payables	3,785	(330)
Borrowings	(61)	(62)
Total	8,125	5,050

Related party	06.30.2022	06.30.2021	Description of transaction	Heading
Condor	-	902	Public companies' securities	Investments in financial assets
	-	469	Loans granted	Trade and other receivables
	-	79	Others	Investments in financial assets
	-	8	Other receivables	Trade and other receivables
New Lipstick LLC	30	38	Reimbursement of expenses	Trade and other receivables
Other associates and joint ventures (i)	7	10	Leases and/or rights of use receivable	Trade and other receivables
	-	(21)	Leases and/or rights of use to pay	Trade and other payables
	204	335	Dividends receivables	Trade and other receivables
	-	(3)	Contributions pending integration	Trade and other payables
	273	-	Other investments	Investments in financial assets
	(63)	(172)	Non-convertible notes	Investments in financial assets
	-	(120)	Other liabilities	Trade and other payables
	1	2	Equity incentive plan receivable	Trade and other receivables
	246	131	Loans granted	Trade and other receivables
	(61)	(59)	Borrowings	Borrowings
	1	3	Reimbursement of expenses	Trade and other receivables
	19	10	Management fees receivable	Trade and other receivables
	(88)	-	Other payables	Trade and other payables
	707	39	Other receivables	Trade and other receivables
	-	(10)	Lease liabilities	Trade and other payables
Total associates and joint ventures	1,276	1,641
CAMSA and its subsidiaries	3,973	-	Management fee payables	Trade and other payables
Yad Levim LTD	2,209	2,638	Loans granted	Trade and other receivables
Turismo Investment S.A.	-	612	Other receivables	Trade and other receivables
Other related parties (ii)	436	278	Other receivables	Trade and other receivables
	(10)	-	Other payables	Trade and other payables
	24	-	Non-convertible notes	Investments in financial assets
	-	(3)	Borrowings	Borrowings
	-	10	Loans granted	Trade and other receivables
	(12)	(2)	Management fee payables	Trade and other payables
	25	31	Reimbursement of expenses	Trade and other receivables
	(13)	(2)	Legal services	Trade and other payables
Total other related parties	6,632	3,562
IFISA	269	-	Loans granted	Trade and other receivables
Total direct parent company	269	-
Directors and Senior Management	(65)	(172)	Fees	Trade and other payables
	13	19	Advances receivable	Trade and other receivables
Total Directors and Senior Management	(52)	(153)
Total	8,125	5,050

Schedule of results with related parties
Related party	06.30.2022	06.30.2021	06.30.2020	Description of transaction
BACS	-	128	126	Leases and/or rights of use
	58	-	(13)	Financial operations
Other associates and joint ventures	35	(3)	23	Leases and/or rights of use
	31	-	(323)	Corporate services
	379	153	92	Financial operations
Total associates and joint ventures	503	278	(95)
CAMSA and its subsidiaries	(4,169)	-	(518)	Management fee
Other related parties (i)	(9)	(11)	(10)	Leases and/or rights of use
	-	-	(57)	Fees and remunerations
	57	-	-	Corporate services
	-	(11)	(10)	Legal services
	-	(26)	-	Donations
Total other related parties	(4,121)	(48)	(595)
IFISA	(6)	13	13	Financial operations
Total Parent Company	(6)	13	13
Directors	(1,316)	(72)	(74)	Compensation of Directors and senior management
	(66)	(1,540)	(1,000)	Fees
Senior Management	(106)	(39)	(43)	Compensation of Directors and senior management
Total Directors and Senior Management	(1,488)	(1,651)	(1,117)
Total	(5,112)	(1,408)	(1,794)

Summary of transaction with related party
Related party	06.30.2022	06.30.2021	Description of transaction
Quality	(41)	(49)	Irrevocable contributions
Condor	(865)	-	Irrevocable contributions
Agrofy	(447)	-	Irrevocable contributions
Comparaencasa	(129)	-	Irrevocable contributions
Others	(52)	(20)	Irrevocable contributions
Total contributions	(1,534)	(69)
Condor	3,586	-	Dividends received
Uranga Trading S.A.	19	26	Dividends received
Agro-Uranga S.A.	70	123	Dividends received
Total dividends received	3,675	149